INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Dispositions by series (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) item	Mar. 31, 2022 USD ($) item
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating Partnership Interest Transferred | item	6	16
Sale of Underlying Operating Partnership | item	3	3
Partnership Proceeds from Disposition | $	$ 3,596,277	$ 3,551,414
Gain on Disposition | $	$ 3,596,277	$ 3,551,414
Series 26
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating Partnership Interest Transferred | item		1
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition | $		$ 20,845
Gain on Disposition | $		$ 20,845
Series 29
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating Partnership Interest Transferred | item		1
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition | $		$ 29,999
Gain on Disposition | $		$ 29,999
Series 32
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating Partnership Interest Transferred | item		1
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition | $		$ 23,823
Gain on Disposition | $		$ 23,823
Series 33
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating Partnership Interest Transferred | item		1
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition | $		$ 23,823
Gain on Disposition | $		$ 23,823
Series 41
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating Partnership Interest Transferred | item		2
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition | $		$ 1,151,653
Gain on Disposition | $		$ 1,151,653
Series 42
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating Partnership Interest Transferred | item		2
Sale of Underlying Operating Partnership | item		0
Partnership Proceeds from Disposition | $		$ 247,877
Gain on Disposition | $		$ 247,877
Series 44
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating Partnership Interest Transferred | item		0
Sale of Underlying Operating Partnership | item	1	1
Partnership Proceeds from Disposition | $	$ 1,746,178	$ 815,747
Gain on Disposition | $	$ 1,746,178	$ 815,747
Series 45
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating Partnership Interest Transferred | item	2	6
Sale of Underlying Operating Partnership | item	2	1
Partnership Proceeds from Disposition | $	$ 1,411,858	$ 691,381
Gain on Disposition | $	$ 1,411,858	$ 691,381
Series 46
INVESTMENTS IN OPERATING PARTNERSHIPS
Operating Partnership Interest Transferred | item	4	2
Sale of Underlying Operating Partnership | item		1
Partnership Proceeds from Disposition | $	$ 438,241	$ 546,266
Gain on Disposition | $	$ 438,241	$ 546,266